UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================


                                       AIG
                                MONEY MARKET FUND





                                  ANNUAL REPORT

                                OCTOBER 31, 2006


                              --------------------
                               [AIG LOGO OMITTED]
                              --------------------




                                   ADVISED BY

                           AIG GLOBAL INVESTMENT CORP.



================================================================================

                              AIG MONEY MARKET FUND

    The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

    There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.



                                TABLE OF CONTENTS
    -----------------------------------------------------------------------
    Schedule of Investments............................................   2

    Statement of Assets and Liabilities................................   4

    Statement of Operations............................................   5

    Statement of Changes in Net Assets.................................   6

    Financial Highlights...............................................   7

    Notes to Financial Statements......................................   8

    Report of Independent Registered Public Accounting Firm............  13

    Disclosure of Fund Expenses........................................  14

    Trustees and Officers of The Advisors' Inner Circle Fund...........  15

    Notice to Shareholders.............................................  19

                                                           AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS* (UNAUDITED)

[GRAPH OMITTED]

   43.7%  Repurchase Agreements
   43.3%  Banks
    7.8%  Time Deposits
    5.2%  Financial Services

   * Percentages are based on total investments.

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CERTIFICATES OF DEPOSIT (35.2%)++
--------------------------------------------------------------------------------
BANKS (35.2%)
--------------------------------------------------------------------------------
             Abbey National Bank
   $ 45,000    5.290%, 11/08/06                                   $ 45,000
             Banco Bilbao Vizcaya Argentaria SA
     45,000    5.290%, 12/04/06                                     45,000
             Credit Suisse New York
     60,000    4.750%, 11/07/06                                     59,992
             Depfa Bank PLC
     55,000    5.295%, 11/20/06                                     55,000
             Dexia Credit Local
     50,000    5.280%, 11/27/06                                     50,000
             Fortis Bank
     45,000    5.290%, 11/06/06                                     45,000
             HBOS Treasury Services PLC
     50,000    5.250%, 11/24/06                                     50,000
             Natexis Banques Populaires
     25,000    4.860%, 11/03/06                                     24,999
     25,000    5.270%, 12/05/06                                     25,000
             San Paolo IMI SPA
     45,000    5.280%, 11/06/06                                     45,000
--------------------------------------------------------------------------------
            TOTAL CERTIFICATES OF DEPOSIT
            (Cost $444,991)                                        444,991
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (13.0%)
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (4.0%)
--------------------------------------------------------------------------------
             State Street Corporation
   $ 50,000    5.230%, 11/06/06                                   $ 49,964
--------------------------------------------------------------------------------
                                                                    49,964
--------------------------------------------------------------------------------
FINANCIAL SERVICES (5.1%)
--------------------------------------------------------------------------------
             Citigroup Funding Inc.
     65,000    5.260%, 11/16/06                                     64,857
--------------------------------------------------------------------------------
                                                                    64,857
--------------------------------------------------------------------------------
BANKS (3.9%)
--------------------------------------------------------------------------------
             Bank Of America Corp.
     50,000    5.260%, 12/06/06                                     49,745
--------------------------------------------------------------------------------
                                                                    49,745
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost $164,566)                                        164,566
--------------------------------------------------------------------------------
TIME DEPOSITS (7.8%)
--------------------------------------------------------------------------------
             Calyon
     48,720    5.290%, 11/01/06                                     48,720
             Dresdner Bank AG
     50,000    5.310%, 11/01/06                                     50,000
--------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost $98,720)                                          98,720
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (43.5%)
--------------------------------------------------------------------------------
   $200,000  ABN  Amro  Bank
             5.290%, dated 10/31/06, to be
             repurchased on 11/01/06, repurchase
             price $200,029,389 (collateralized
             by U.S. Government obligations,
             ranging in par value $11,737,000-
             $20,000,000, 0.000%-4.730%,
             12/11/06-05/25/11; with total
             market value $204,001,575)                          $ 200,000

    200,000  Deutsche Bank
             5.290%, dated 10/31/06, to be
             repurchased on 11/01/06, repurchase
             price $200,029,389 (collateralized
             by U.S. Government obligations,
             ranging in par value $2,203,000-
             $70,025,000, 3.750%-6.000%,
             11/15/06-12/02/14; with total
             market value $204,000,175)                            200,000

    150,000  JPMorgan  Chase
             4.000%, dated 10/31/06, to be
             repurchased on 11/01/06, repurchase
             price $150,016,667 (collateralized
             by U.S. Government obligations,
             ranging in par value $5,000-
             $22,167,000, 0.000%-7.250%,
             03/13/07-05/15/30; with total
             market value $153,001,384)                            150,000
--------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $550,000)                                        550,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS (99.5%)
            (Cost $1,258,277)                                   $1,258,277
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $1,265,063 (000).
(A) The rate reported is the effective yield at time of purchase.
PLC -- Public Limited Company
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

ASSETS
   Investments at Value (Cost $1,258,277)                          $1,258,277
   Cash                                                                    30
   Interest Receivable                                                  7,090
   Prepaid Expenses                                                        32
                                                                   ----------
   TOTAL ASSETS                                                     1,265,429
                                                                   ----------
LIABILITIES
   Payable due to Investment Adviser                                      143
   Payable due to Administrator                                           109
   Payable for Income Distribution                                         36
   Payable due to Distributor                                              14
   Payable due to Trustee                                                   3
   Chief Compliance Officer Fees Payable                                    2
   Other Accrued Expenses                                                  59
                                                                   ----------
   TOTAL LIABILITIES                                                      366
                                                                   ----------
NET ASSETS                                                         $1,265,063
                                                                   ==========
NET ASSETS CONSIST OF:
   Paid in Capital                                                 $1,265,127
   Distributions in Excess of Net Investment Income                       (64)
                                                                   ----------
NET ASSETS                                                         $1,265,063
                                                                   ==========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A Shares
     ($1,193,586 / 1,193,682)                                      $     1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class B Shares
     ($71,477 / 71,461)                                            $     1.00
                                                                   ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $68,956
                                                                      -------
   Total Investment Income                                             68,956
                                                                      -------

EXPENSES:
   Investment Advisory Fees                                             3,568
   Administration Fees                                                    627
   Distribution Fees(1)                                                   253
   Transfer Agent Fees                                                    106
   Custodian Fees                                                          90
   Professional Fees                                                       60
   Registration and Filing Fees                                            54
   Printing Fees                                                           33
   Trustees' Fees                                                           9
   Insurance and Other Fees                                                60
                                                                      -------
   Total Expenses                                                       4,860
   Less:
   Waiver of Investment Advisory Fees                                  (1,427)
   Waiver of Administration Fees                                         (106)
   Waiver of Distribution Fees                                           (108)
                                                                      -------
   Net Expenses                                                         3,219
                                                                      -------
   Net Investment Income                                               65,737
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $65,737
                                                                      =======

(1) Distribution fees are incurred by Class B shares only.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                                      2006                  2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                         $      65,737          $      31,931
                                                                                 -------------          -------------
Increase in Net Assets Resulting from Operations                                        65,737                 31,931
                                                                                 -------------          -------------
DIVIDENDS:
   Net Investment Income
     Class A                                                                           (62,622)               (29,581)
     Class B                                                                            (3,179)                (2,350)
                                                                                 -------------          -------------
   Total Dividends                                                                     (65,801)               (31,931)
                                                                                 -------------          -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                                         77,923,288            107,563,735
     Reinvestment of Dividends                                                          62,284                 29,510
     Redeemed                                                                      (78,120,484)          (107,094,470)
                                                                                 -------------          -------------
       Net Increase (Decrease) in Shares Outstanding
         from Class a Share Transactions                                              (134,912)               498,775
                                                                                 -------------          -------------
   Class B
     Issued                                                                             19,165                 37,250
     Reinvestment of Dividends                                                           3,177                  2,327
     Redeemed                                                                          (34,331)               (56,659)
                                                                                 -------------          -------------
       Net Decrease in Shares Outstanding
         from Class B Share Transactions                                               (11,989)               (17,082)
                                                                                 -------------          -------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions                 (146,901)               481,693
                                                                                 -------------          -------------
Total Increase (Decrease) in Net Assets                                               (146,965)               481,693

NET ASSETS:
   Beginning of Year                                                                 1,412,028                930,335
                                                                                 -------------          -------------
   End of Year                                                                   $   1,265,063          $   1,412,028
                                                                                 =============          =============
Distributions in Excess of Net Investment Income                                 $         (64)                    --
                                                                                 =============          =============







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,


                                                                                                             RATIO       RATIO
                  NET                                               NET              NET                  OF EXPENSES   OF NET
                 ASSET                        DIVIDENDS            ASSET            ASSETS       RATIO     TO AVERAGE  INVESTMENT
                 VALUE      NET       TOTAL   FROM NET             VALUE             END      OF EXPENSES  NET ASSETS   INCOME
               BEGINNING INVESTMENT   FROM   INVESTMENT  TOTAL      END     TOTAL  OF PERIOD   TO AVERAGE  (EXCLUDING  TO AVERAGE
               OF PERIOD   INCOME  OPERATIONS  INCOME  DIVIDENDS OF PERIOD RETURN+   (000)     NET ASSETS    WAIVERS)  NET ASSETS
               ---------  -------- ---------- -------- --------- --------- -------  --------   ----------   --------   ----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2006       $1.00      $0.05     $0.05    $(0.05)   $(0.05)   $1.00      4.72% $1,193,586     0.22%       0.32%       4.61%
     2005        1.00       0.03      0.03     (0.03)    (0.03)    1.00      2.73   1,328,558     0.21        0.31        2.71
     2004        1.00       0.01      0.01     (0.01)    (0.01)    1.00      1.15     829,783     0.08        0.33        1.13
     2003        1.00       0.01      0.01     (0.01)    (0.01)    1.00      1.07     914,380     0.17        0.33        1.07
     2002        1.00       0.02      0.02     (0.02)    (0.02)    1.00      1.71     800,913     0.22        0.32        1.72

   CLASS B
     2006       $1.00      $0.04     $0.04    $(0.04)   $(0.04)   $1.00      4.52%  $  71,477     0.42%       0.67%       4.41%
     2005        1.00       0.02      0.02     (0.02)    (0.02)    1.00      2.53      83,470     0.41        0.66        2.46
     2004        1.00       0.01      0.01     (0.01)    (0.01)    1.00      0.95     100,552     0.28        0.68        0.93
     2003        1.00       0.01      0.01     (0.01)    (0.01)    1.00      0.77     148,448     0.47        0.68        0.77
     2002        1.00       0.01      0.01     (0.01)    (0.01)    1.00      1.36     146,076     0.57        0.67        1.35

+Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

Note (unaudited): The 7-day current and effective annualized yields, as of October 31, 2006, are: Class A shares 5.13% and 5.36%, respectively and Class B shares 4.93% and 4.92%, respectively.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

        USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

        SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

        REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.


3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.


4.  ADMINISTRATION,   SHAREHOLDER  SERVICING,   DISTRIBUTION,   TRANSFER  AGENCY
AGREEMENTS, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $106,031 of Administration fees for the year ended October 31, 2006.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of the Fund's average daily net assets. The waiver is voluntary and may be terminated at any time.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


5.   INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. For the year ended October 31, 2006, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.


6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent differences for the year ended October 31, 2006.

     The tax character of dividends and distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:


                                              ORDINARY
                                               INCOME
                               YEAR             (000)
                               ----             -----
                               2006            $65,801
                               2005             31,931


     As of October 31, 2006, the components of Distributions in Excess on a tax basis were as follows (000):


           Undistributed Ordinary Income .....................  $ 4,796
           Other Temporary Differences........................   (4,860)
                                                                -------
           Total Distributions in Excess......................  $   (64)
                                                                =======

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards. As of October 31, 2006, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.


7.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

     The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

     The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.


8.   NEW ACCOUNTING PRONOUNCEMENTS:

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund had not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     In September 2006, FASB issued STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


9.   CONCENTRATION OF CREDIT RISK (UNAUDITED):

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2006, is as follows:

                                           S & P           MOODY'S
                                     -------------        ----------
                                     A1 +   84.1%          P1  100%
                                     A1     15.9           NR   --
                                           ------              ----
                                           100.0%              100%
                                           ======              ====


10.  OTHER

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees of
AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AIG Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

   We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 20, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
                                BEGINNING      ENDING                EXPENSE
                                 ACCOUNT      ACCOUNT    ANNUALIZED   PAID
                                  VALUE        VALUE       EXPENSE   DURING
                                05/01/06     10/31/06      RATIOS    PERIOD*
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                        $1,000.00    $1,016.10      0.21%     $1.07
Class B                         1,000.00     1,015.10      0.41       2.08

HYPOTHETICAL 5% RETURN
Class A                        $1,000.00    $1,024.10      0.21%     $1.07
Class B                         1,000.00     1,023.09      0.41       2.09
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 184/365 (to reflect the one-half year period shown).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                            NUMBER OF
                                                                           PORTFOLIOS
                             TERM OF                                     IN THE ADVISORS'
               POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH   LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
     AGE 1      THE TRUST  TIME SERVED 2        DURING PAST 5 YEARS        BOARD MEMBER      HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.        Chairman  (Since 1991)    SEI employee 1974-present. Currently   36   Trustee of The Advisors' Inner Circle
NESHER         of the Board                performs various services on behalf         Fund II, Bishop Street Funds,
60 yrs. old     of Trustees                of SEI Investments for which                SEI Asset Allocation Trust, SEI Daily
                                           Mr. Nesher is compensated. Executive        Income Trust,  SEI Index Funds,
                                           Vice President of SEI Investments,          SEI Institutional   International  Trust,
                                           1986-1994. Director and Executive           SEI Institutional Investments Trust,
                                           Vice President of the Administrator         SEI Institutional  Managed  Trust,
                                           and the Distributor, 1981-1994.             SEI Liquid  Asset  Trust,  SEI Tax Exempt
                                                                                       Trust, SEI Opportunity Master Fund, L.P.,
                                                                                       SEI Opportunity Fund, L.P., SEI Global
                                                                                       Master Fund, PLC, SEI Global Assets
                                                                                       Fund, PLC, SEI Global Investments Fund,
                                                                                       PLC, SEI Investments Global, Limited, SEI
                                                                                       Investments-Global Fund Services,
                                                                                       Limited, SEI Investments (Europe) Ltd.,
                                                                                       SEI Investments-Unit Trust Management
                                                                                       (UK) Limited, and SEI Global Nominee Ltd.

-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee  (Since 1992)    Self-employed consultant since 2003.   36   Director of SEI Investments Company
DORAN                                      Partner, Morgan, Lewis & Bockius            and SEI Investments Distribution Co.,
1701 Market Street                         LLP (law firm) from 1976-2003,              SEI Investments-Global Fund Services,
Philadelphia, PA 19103                     counsel to the Trust, SEI Investments,      Limited, SEI Investments (Europe),
66 yrs. old                                the Administrator and the Distributor.      Limited, SEI Investments (Asia) Limited,
                                           Director of SEI Investments since 1974;     SEI Asset Korea Co., Ltd., Trustee of The
                                           Secretary of SEI Investments since 1978.    Advisors' Inner Circle Fund II, SEI
                                                                                       Investments, SEI Asset Allocation Trust,
                                                                                       Daily Income Trust, SEI Index Funds,
                                                                                       SEI Institutional International Trust,
                                                                                       SEI Institutional Investments Trust,
                                                                                       SEI Institutional Managed Trust, SEI Liquid
                                                                                       Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                            NUMBER OF
                                                                           PORTFOLIOS
                             TERM OF                                     IN THE ADVISORS'
               POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH   LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
     AGE 1      THE TRUST  TIME SERVED 2         DURING PAST 5 YEARS        BOARD MEMBER      HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B.       Trustee   (Since 1993)    Private investor from 1987 to present. 36   Trustee of The Advisors' Inner Circle
PETERS                                    Vice President and Chief Financial          Fund II and Bishop Street Funds.
77 yrs. old                               Officer, Western Company of North
                                          America (petroleum service company),
                                          1980-1986. President of Gene Peters
                                          and Associates (import company),
                                          1978-1980. President and Chief
                                          Executive Officer of Jos. Schlitz
                                          Brewing Company before 1978.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M.        Trustee   (Since 1994)    Attorney, Solo Practitioner since      36   Trustee of The Advisors' Inner
STOREY                                    1994. Partner, Dechert (law firm),          Circle Fund II, Bishop Street Funds
74 yrs. old                               September 1987-December 1993.               SEI Asset Allocation Trust, SEI Daily Income
                                                                                      Trust, SEI Index Funds, SEI Institutional
                                                                                      International Trust, SEI Institutional
                                                                                      Investments Trust, SEI Institutional Managed
                                                                                      Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                      Trust and U.S. Charitable Gift Trust.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J.       Trustee   (Since 1999)    Chief Executive Officer, Newfound      36   Trustee, State Street Navigator Securities
SULLIVAN, JR.                             Consultants, Inc. since April 1997.         Lending Trust, since 1995. Trustee of
64 yrs. old                               General Partner, Teton Partners, L.P.,      The Fulcrum Trust. Trustee of The
                                          June 1991-December 1996; Chief              Advisors' Inner Circle Fund II, Bishop
                                          Financial Officer, Nobel Partners,          Street Funds, SEI Asset Allocation Trust,
                                          L.P., March 1991-December 1996;             SEI Daily Income Trust, SEI Index
                                          Treasurer and Clerk, Peak Asset             Funds, SEI Institutional International
                                          Management, Inc., since 1991.               Trust, SEI Institutional Investments
                                                                                      Trust, SEI  Institutional  Managed Trust,
                                                                                      SEI Liquid Asset Trust, SEI Tax Exempt Trust,
                                                                                      SEI Opportunity Master Fund, L.P., and SEI
                                                                                      Opportunity Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                               TERM OF                                         IN THE ADVISORS'
                POSITION(S)   OFFICE AND                                      INNER CIRCLE FUND     OTHER DIRECTORSHIPS
NAME,  ADDRESS,  HELD WITH    LENGTH OF          PRINCIPAL  OCCUPATION(S)     OVERSEEN BY BOARD        HELD BY BOARD
     AGE 1       THE TRUST   TIME SERVED 2         DURING PAST 5 YEARS          MEMBER/OFFICER        MEMBER/OFFICER 3
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

BETTY L.          Trustee  (Since 2005)    Self-Employed Legal and Financial          36   Trustee of The Advisors' Inner Circle
KRIKORIAN                                  Services Consultant since 2003.                 Fund II and Bishop Street Funds.
63 yrs. old                                State Street Bank Global Securities
                                           and Cash Operations from 1995
                                           to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES E.        Trustee  (Since 2005)    Self-Employed Business Consultant,         36   Director, Crown Pacific, Inc. and
CARLBOM                                    Business Project Inc. since 1997.               Trustee of The Advisors' Inner Circle
72 yrs. old                                CEO and President, United Grocers               Fund I and Bishop Street Funds.
                                           Inc. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.       Trustee  (Since 2005)    Retired.                                   36   Director, Federal Agricultural
JOHNSON                                                                                    Mortgage Corporation. Trustee of
64 yrs. old                                                                                The Advisors' Inner Circle Fund II and
                                                                                           Bishop Street Funds.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.         President (Since 2003)    Senior Operations Officer, SEI             N/A                   N/A
VOLK, CPA                                  Investments, Fund Accounting and
44 yrs. old                                Administration (1996-present); Assistant
                                           Chief Accountant for the U.S. Securities
                                           and Exchange Commission's Division
                                           of Investment Management from
                                           1993-1996.
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL         Controller (Since 2005)    Director, SEI Investments, Fund            N/A                   N/A
LAWSON          and Chief                  Accounting since July 2005. Manager,
46 yrs. old  Financial Officer             SEI Investments AVP from April 1995
                                           to February 1998 and November 1998
                                           to July 2005.
-----------------------------------------------------------------------------------------------------------------------------------
RUSSELL            Chief   (Since 2006)    Director of Investment Product             N/A                   N/A
EMERY           Compliance                 Management and Development
43 yrs. old       Officer                  at SEI Investments since February
                                           2003.  Senior   Investment   Analyst,
                                           Equity team at SEI  Investments  from
                                           March2000 to February 2003.
-----------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                               TERM OF                                            IN THE ADVISORS'
                POSITION(S)   OFFICE AND                                         INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH    LENGTH OF          PRINCIPAL  OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE 1       THE TRUST   TIME SERVED 2         DURING PAST 5 YEARS                OFFICER              HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

JAMES          Vice President(Since 2004)  Employed by SEI Investments Company          N/A                     N/A
NDIAYE         and Secretary               since 2004. Vice President, Deutsche
38 yrs. old                                Asset Management from 2003-2004.
                                           Associate, Morgan, Lewis & Bockius
                                           LLP from 2000-2003. Counsel, Assistant
                                           Vice President, ING Variable Annuities
                                           Group from 1999-2000.
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.       Assistant   (Since 2000)  General Counsel, Vice President and          N/A                    N/A
BARTO          Vice  President             Assistant Secretary of SEI Investments
38 yrs. old     and Assistant              Global Funds Services since 1999;
                 Secretary                 Associate, Dechert (law firm) from
                                           1997-1999;  Associate, Richter, Miller &
                                           Finn (law firm) from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------
SOFIA           Assistant  (Since 2006)    Vice President and Assistant Secretary       N/A                   N/A
ROSALA        Vice President               of SEI Investments Management Corp.
32 yrs. old    and Assistant               and SEI Global Funds Services since
                 Secretary                 2005. Compliance Officer of SEI
                                           Investments from 2001-2004. Account
                                           and Product Consultant SEI Private
                                           Trust Company, 1998-2001.
-----------------------------------------------------------------------------------------------------------------------------------
NICOLE         AML Officer (Since 2005)    Assistant Vice President and AML             N/A                   N/A
WELCH                                      Compliance Officer of SEI Investments
29 yrs. old                                since January 2005. Compliance Analyst
                                           at TD Waterhouse from January 2004
                                           to November 2004. Senior Compliance
                                           Analyst at UBS Financial Services
                                           from October 2002 to January 2004.
                                           Knowledge Management Analyst at
                                           PricewaterhouseCoopers Consulting from
                                           September 2000 to October 2002.
-----------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                  (UNAUDITED)


For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.


      LONG-TERM     ORDINARY                                     QUALIFIED
    CAPITAL GAIN     INCOME          TOTAL      U.S. GOVERNMENT  INTEREST
    DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS    INTEREST(1)    INCOME(2)
    ------------  -------------  -------------    -----------    ---------
        0.00%        100.00%        100.00%          0.03%        94.47%


--------------
(1) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.


(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

--------------
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

                                      NOTES

                                      NOTES

================================================================================
    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT REGISTERED PUBLIC
    ACCOUNTING FIRM:
    ERNST & YOUNG LLP
    TWO COMMERCE SQUARE
    SUITE 4000
    2001 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885

    This information must be preceded or accompanied by a current prospectus.

    AIG-AR-005-1300

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.